Trade and other receivables	12 Months Ended
Aug. 31, 2025
Trade and other receivables
Trade and other receivables

8. Trade and other receivables

	2025	2024
	$	$
Trade receivables	424,686	19,437
Sales taxes receivable	52,518	77,289
Other receivables	5,980	6,050
	483,184	102,776

Trade receivable disclosed above include amounts that are past due at the end of the reporting period for which the Company has not recognized an allowance for expected credit losses because there has not been a significant change in credit quality and the amounts are still considered recoverable.

As at August 31, 2025, trade receivables of $424,686 (2024 – $19,437) were past due but not impaired. They relate to customers with no default history. The aging analysis of these receivables is as follows:

	2025	2024
	$	$
0 – 30	83,975	—
31 – 60	42,775	16,013
61 – 90	—	—
91 and over	297,936	3,424
	424,686	19,437

There were no movements in the allowance for expected credit losses for the fiscal years ended August 31, 2025 and August 31, 2024.